CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income	¥ 398,034	¥ 455,953	¥ 480,713
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	659,787	718,694	699,754
Deferred taxes	19,515	(11,704)	18,033
Loss on sale or disposal of property, plant and equipment	40,073	34,303	31,878
Inventory write-downs	13,716	4,415	12,662
Impairment loss	30,161		452
Impairment loss on marketable securities and other investments	902	3,055	10,928
Equity in net (income) losses of affiliates (including impairment charges of investments in affiliates)	7,782	69,117	29,570
Dividends from affiliates	17,591	17,415	15,899
Changes in assets and liabilities:
(Increase) / decrease in accounts receivable	17,489	(9,269)	706,742
(Increase) / decrease in receivables held for sale	(110,540)	(149,310)	(638,149)
(Increase) / decrease in credit card receivables	(7,497)	(13,849)	(8,646)
(Increase) / decrease in other receivables	(13,467)	(21,875)	(229,252)
Increase / (decrease) in allowance for doubtful accounts	2,931	(2,815)	(7,024)
(Increase) / decrease in inventories	32,270	(55,264)	(35,037)
(Increase) / decrease in prepaid expenses and other current assets	(10,565)	(7,661)	(12,564)
(Increase) / decrease in non-current installment receivable for handsets			88,075
(Increase) / decrease in non-current receivables held for sale	(55,468)	(53,276)	(149,972)
Increase / (decrease) in accounts payable, trade	5,278	65,083	(39,377)
Increase / (decrease) in accrued income taxes	(107,166)	39,691	(15,844)
Increase / (decrease) in other current liabilities	16,964	(40,422)	10,805
Increase / (decrease) in accrued liabilities for point programs	(23,072)	(27,854)	(32,281)
Increase / (decrease) in liability for employees' retirement benefits	13,209	(10,732)	9,539
Increase / (decrease) in other long-term liabilities	11,925	(32,977)	(34,215)
Other, net	3,125	29,924	19,716
Net cash provided by operating activities	962,977	1,000,642	932,405
Cash flows from investing activities:
Purchases of property, plant and equipment	(493,189)	(498,668)	(535,999)
Purchases of intangible and other assets	(170,203)	(213,508)	(242,918)
Purchases of non-current investments	(5,107)	(16,186)	(7,444)
Proceeds from sale of non-current investments	1,753	5,235	1,731
Acquisitions of subsidiaries, net of cash acquired		(19,213)	(17,886)
Purchases of short-term investments	(34,613)	(39,084)	(665,223)
Redemption of short-term investments	50,806	68,937	915,105
Long-term bailment for consumption to a related party			(240,000)
Proceeds from redemption of long-term bailment for consumption to a related party		10,000
Short-term bailment for consumption to a related party		(70,000)
Proceeds from redemption of short-term bailment for consumption to a related party		70,000	90,000
Other, net	(641)	(1,093)	700
Net cash used in investing activities	(651,194)	(703,580)	(701,934)
Cash flows from financing activities:
Proceeds from long-term debt		50,000	60,000
Repayment of long-term debt	(248)	(74,989)	(82,181)
Proceeds from short-term borrowings	221,606	13,740	20,750
Repayment of short-term borrowings	(229,065)	(26,132)	(15,599)
Principal payments under capital lease obligations	(1,729)	(2,128)	(2,801)
Payments to acquire treasury stock	(473,036)
Dividends paid	(243,349)	(248,814)	(240,388)
Other, net	(8,436)	18,530	(748)
Net cash provided by (used in) financing activities	(734,257)	(269,793)	(260,967)
Effect of exchange rate changes on cash and cash equivalents	1,107	5,977	2,092
Net increase (decrease) in cash and cash equivalents	(421,367)	33,246	(28,404)
Cash and cash equivalents at beginning of year	526,920	493,674	522,078
Cash and cash equivalents at end of year	105,553	526,920	493,674
Cash received during the fiscal year for:
Income tax refunds	1,539	886	1,017
Cash paid during the fiscal year for:
Interest, net of amount capitalized	876	1,578	1,840
Income taxes	326,107	280,434	321,453
Non-cash investing and financing activities:
Assets acquired through capital lease obligations	940	¥ 1,513	¥ 1,931
Assets of wireless telecommunications equipment acquired through exchanges of similar equipment	3,605
Retirement of treasury stock	¥ 490,986